Supplement to the Current Prospectus

MFS(R) Strategic Value Fund

Effective December 1, 2007, the sub-section entitled "Benchmark Comparison (Returns Before Taxes)," and its associated footnotes, in the table entitled "Average Annual Total Returns (for the Periods Ended December 31, 2006)" under the main heading "Risk Return Summary" are restated in their entirety as follows:

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                                                   1 Year  5 Years  Life#
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Benchmark Comparisons (Returns Before Taxes)
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Russell 1000 Value Index*+                         22.25%  10.86%   7.66%
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Russell 3000 Value Index**+                        22.34%  11.20%   7.82%
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#    Life refers to the period from the commencement of the fund's investment operations, March 18, 1998, through December 31, 2006.
* The Russell 1000 Value Index is constructed to provide a comprehensive barometer for the value securities in the large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values.
** The Russell 3000 Value Index is constructed to provide a comprehensive barometer for the value securities in the small to large-cap segment of the U.S. equity universe. Companies in this index generally have lower price-to-book ratios and lower forecasted growth values. Effective December 1, 2007, the Russell 3000 Value Index replaced the Russell 1000 Value Index because MFS believes the Russell 3000 Value Index more broadly reflects the universe in which the fund may invest.
+    Source: FactSet Research Systems Inc.

                The date of this supplement is December 1, 2007.